TYPE 13F-HR
PERIOD 03/31/01
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME				Dena L. Hudgins
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:	Vice President of Administration
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 15, 2001

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,357,371
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table
        Name of Issuer           Title CUSIP      Value     Shares/  SH/ Invstmt Other Ma     Voting Authority
                                                 (X$1000)   PRN AMT PRN  Dscretn        (a) Sole (b)Sh (c) None

ALCOA                            Com 013817101    $44,986 1,251,340 SH   Sole           1,009,640     241,700
ALLEGHENY TECHNOLOGIES           Com 01741R102     $4,577   262,900 SH   Sole            194,000       68,900
AMERICAN ELECTRIC POWER          Com 025537101    $46,314   985,400 SH   Sole            786,100      199,300
AMERICAN GENERAL CORPORATION     Com 026351106     $8,235   215,300 SH   Sole            167,700       47,600
AT&T                             Com 001957109    $38,212 1,793,977 SH   Sole           1,431,252     362,725
BANK OF AMERICA CORP             Com 060505104     $5,053    92,300 SH   Sole             67,900       24,400
BANK ONE CORP                    Com 06423A103     $4,230   116,918 SH   Sole             86,100       30,818
BOISE CASCADE CORP               Com 097383103     $3,909   124,500 SH   Sole             92,100       32,400
BURLINGTON NORTHERN              Com 12189T104    $54,620 1,797,900 SH   Sole           1,448,400     349,500
CAMPBELL SOUP CO                 Com 134429109     $3,629   121,500 SH   Sole             90,000       31,500
CATERPILLAR INC DEL              Com 149123101    $45,542 1,026,190 SH   Sole            848,590      177,600
CIGNA                            Com 125509109    $33,899   315,753 SH   Sole            253,853       61,900
CITIGROUP INC                    Com 172967101    $17,628   391,905 SH   Sole            319,330       72,575
DELTA AIR LINES DEL              Com 247361108    $24,293   615,000 SH   Sole            491,600      123,400
DOW CHEMICAL                     Com 260543103    $29,708   941,025 SH   Sole            747,625      193,400
DUPONT                           Com 263534109    $37,793   928,580 SH   Sole            755,307      173,273
EASTMAN KODAK                    Com 277461109    $69,115 1,732,650 SH   Sole           1,394,095     338,555
ENTERGY CORP NEW                 Com 29364G103    $13,471   354,500 SH   Sole            281,500       73,000
EXELON CORP                      Com 30161N101     $3,979    60,662 SH   Sole             44,412       16,250
EXXON MOBIL CORP.                Com 30231G102    $67,053   827,819 SH   Sole            664,040      163,779
FORD MTR CO DEL                  Com 345370860     $4,907   174,514 SH   Sole            128,600       45,914
GENERAL DYNAMICS CORP            Com 369550108    $40,224   641,125 SH   Sole            521,225      119,900
GENERAL MTRS CORP                Com 370442105    $25,711   495,872 SH   Sole            400,585       95,287
HARTFORD FINL SVCS               Com 416515104    $42,567   721,475 SH   Sole            581,375      140,100
HEINZ                            Com 423074103     $3,658    91,000 SH   Sole             67,200       23,800
HEWLETT PACKARD CO               Com 428236103    $30,716   982,275 SH   Sole            783,700      198,575
INTERNATIONAL PAPER              Com 460146103    $55,796 1,546,463 SH   Sole           1,253,538     292,925
J P MORGAN CHASE & CO.           Com 46625H100    $50,228 1,118,656 SH   Sole            916,539      202,117
LEHMAN BROTHERS HOLDINGS INC.    Com 524908100    $10,233   163,200 SH   Sole            132,800       30,400
LIMITED INC.                     Com 532716107    $32,242 2,051,000 SH   Sole           1,625,000     426,000
MAY DEPARTMENT STORES            Com 577778103     $9,573   269,800 SH   Sole            210,500       59,300
MCDONALDS CORP                   Com 580135101    $24,217   912,115 SH   Sole            727,790      184,325
MERRILL LYNCH & CO INC           Com 590188108     $8,881   160,300 SH   Sole            130,400       29,900
MINNESOTA, MINING & MANUFACT     Com 604059105    $60,563   582,895 SH   Sole            468,602      114,293
MORGAN STAN DEAN WITTR           Com 617446448     $3,346    62,550 SH   Sole             51,150       11,400
NORFOLK SOUTHERN                 Com 655844108     $5,226   312,200 SH   Sole            230,500       81,700
PHILIP MORRIS                    Com 718154107    $37,876   798,226 SH   Sole            632,848      165,378
POLAROID                         Com 731095105     $3,059   718,000 SH   Sole            530,200      187,800
PROCTER & GAMBLE CO              Com 742718109     $3,355    53,600 SH   Sole             39,600       14,000
RALSTON PURINA CO                Com 751277302    $60,563 1,944,250 SH   Sole           1,565,850     378,400
RAYTHEON CO. CL A                Com 755111309     $4,193   143,600 SH   Sole            108,600       35,000
ROCKWELL INTERNATIONAL           Com 773903109    $30,285   833,150 SH   Sole            662,550      170,600
SARA LEE CORP                    Com 803111103    $21,229   983,750 SH   Sole            788,350      195,400
SBC COMMUNICATIONS INC           Com 78387G103    $35,667   799,173 SH   Sole            659,398      139,775
SEARS ROEBUCK & CO.              Com 812387108    $24,551   696,100 SH   Sole            558,000      138,100
SOUTHERN CO.                     Com 842587107    $58,127 1,656,516 SH   Sole           1,326,125     330,391
TYCO INTL LTD NEW                Com 902124106    $15,442   357,200 SH   Sole            291,500       65,700
US BANCORP DEL COM NEW           Com 902973304    $24,355 1,049,769 SH   Sole            841,677      208,092
VERIZON COMMUNICATIONS           Com 92343V104    $34,439   698,563 SH   Sole            553,463      145,100
WEYERHAEUSER CORP.               Com 962166104    $34,497   679,200 SH   Sole            539,500      139,700
XEROX CORP                       Com 984121103     $5,399   901,400 SH   Sole            665,400      236,000
                          TOTAL                $1,357,371




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